Debt (Narratives) (Details) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended														12 Months Ended									12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010	Mar. 31, 2012 Fixed Interest Rate Loans [Member]	Dec. 31, 2011 Fixed Interest Rate Loans [Member]	Mar. 31, 2012 Variable Interest Rate Loans [Member]	Dec. 31, 2011 Variable Interest Rate Loans [Member]	Dec. 31, 2011 Nonrecourse Mortgage Loan [Member]	Dec. 31, 2011 New Mortgage Loan [Member]	Dec. 31, 2010 New Mortgage Loan [Member]	Dec. 31, 2011 Carey Storage Loan [Member]	Dec. 31, 2010 Carey Storage Loan [Member]	Dec. 31, 2009 Carey Storage Loan [Member]	Dec. 31, 2011 Mortgage Loans Assumed [Member]	Dec. 31, 2011 Limited Recourse Mortgage Loan [Member]	Dec. 31, 2011 Eurocurrency Rate [Member]	Mar. 31, 2012 Foreign Currencies Sublimit [Member]	Mar. 31, 2012 Swing Line Loans Sublimit [Member]	Mar. 31, 2012 Letters Of Credits Sublimit [Member]	Mar. 31, 2012 Line Of Credit Additional Borrowing [Member]	Dec. 31, 2011 Unsecured Revolving Line Of Credit [Member]	Dec. 31, 2011 Secured Revolving Line Of Credit [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Eurocurrency Rate [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Base Rate [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Foreign Currencies Sublimit [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Swing Line Loans Sublimit [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Letters Of Credits Sublimit [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Line Of Credit Additional Borrowing [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Maximum [Member] Investment Grade Debt Rating [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Maximum [Member] Investment Grade Debt Rating [Member] Eurocurrency Rate [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Maximum [Member] Investment Grade Debt Rating [Member] Base Rate [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Maximum [Member] Non Investment Grade Debt Rating [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Maximum [Member] Non Investment Grade Debt Rating [Member] Eurocurrency Rate [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Maximum [Member] Non Investment Grade Debt Rating [Member] Base Rate [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Minimum [Member] Investment Grade Debt Rating [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Minimum [Member] Investment Grade Debt Rating [Member] Eurocurrency Rate [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Minimum [Member] Investment Grade Debt Rating [Member] Base Rate [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Minimum [Member] Non Investment Grade Debt Rating [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Minimum [Member] Non Investment Grade Debt Rating [Member] Eurocurrency Rate [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Minimum [Member] Non Investment Grade Debt Rating [Member] Base Rate [Member]
Revolving Line Of Credit [Abstract]
Line Of Credit Facility Maximum Borrowing Capacity	$ 450,000,000																	$ 150,000,000	$ 35,000,000	$ 50,000,000	$ 125,000,000	$ 250,000,000	$ 30,000,000	$ 450,000,000			$ 150,000,000	$ 35,000,000	$ 50,000,000	$ 125,000,000
Line of Credit Facility, Expiration Date	December 2014																					June 2012	June 2012	December 2014
Line of Credit Facility, Interest Rate Description																								either (i) the Eurocurrency Rate or (ii) the Base Rate, in each case plus the Applicable Rate
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																																		0.40%						0.30%
Prime Rate																										3.50%
LIBOR																									0.30%
Line of Credit Facility, Interest Rate at Period End	1.75%																1.75%									0.50%						2.00%	1.00%		2.50%	1.50%		1.10%	0.10%		1.75%	0.75%
Letters of Credit Outstanding, Amount	6,800,000																							6,800,000
Line Of Credit Facility Commitment Fee Percentage																															0.40%						0.20%
Line of Credit Facility, Covenant Terms																								The line of credit requires us to ensure that the total Restricted Payments (as defined in the credit agreement) made in the current quarter, when added to the total for the three preceding fiscal quarters, does not exceed 90% of Adjusted Total EBITDA (as defined in the credit agreement), for the four preceding fiscal quarters. Restricted Payments include quarterly dividends and the total amount of shares repurchased by us, if any, in excess of $10.0 million per year. In addition to placing limitations on dividend distributions and share repurchases, the credit agreement stipulates six financial covenants that require us to maintain the following ratios and benchmarks at the end of each quarter (the quoted variables are specifically defined in the credit facility agreement): (i) a “maximum leverage” ratio, which requires us to maintain a ratio for “total outstanding indebtedness” to “total value” of 60% or less; (ii) a “maximum secured debt” ratio, which requires us to maintain a ratio for “total secured outstanding indebtedness” (inclusive of permitted “indebtedness of subsidiaries”) to “total value” of 40% or less; (iii) a “minimum combined equity value,” which requires us to maintain a “total value” less “total outstanding indebtedness” of at least $850.0 million. This amount must be adjusted in the event of any securities offering by adding 80% of the “fair market value of all net offering proceeds;” (iv) a “minimum fixed charge coverage ratio,” which requires us to maintain a ratio for “adjusted total EBITDA” to “fixed charges” of 1.40 to 1.00; (v) a “minimum unsecured interest coverage ratio,” which requires us to maintain a ratio of “unencumbered property NOI plus unencumbered management EBITDA” to “interest expense on total unsecured outstanding indebtedness of 2.00 to 1.00; and (vi) a limitation on “recourse indebtedness,” which prohibits us from incurring additional secured indebtedness other than “non-recourse indebtedness” or indebtedness that is recourse to us that exceeds $75.0 million or 5% of the “total value,” whichever is greater.
Debt Instrument, Covenant Compliance	We were in compliance with these covenants at March 31, 2012																							We were in compliance with these covenants at December 31, 2011
Line of Credit, Unused Borrowing Capacity, Amount	183,600,000																							210,000,000
Line Of Credit, Financing Costs for Modifications																								6,700,000
Long-term Line of Credit	248,160,000	233,160,000		141,750,000
Credit Facility For Proposed Merger		175,000,000
Mortgage Loans on Real Estate [Line Items]
Carrying Value Of Collaterial Mortgage Loans	456,800,000	458,600,000
Mortgage Loans on Real Estate, Minimum Interest Rate in Range					3.10%	3.10%	2.00%	2.80%
Mortgage Loans on Real Estate, Maximum Interest Rate in Range					7.80%	7.80%	7.30%	7.30%
Debt Instrument, Maturity Date Range, Start	2012	2012
Debt Instrument, Maturity Date Range, End	2025	2025
Noncash or Part Noncash Acquisition, Debt Assumed		87,600,000													88,700,000
Nonrecourse Mortgage Fair Value									87,600,000
Purchase Accounting Adjustment On Debt															1,100,000
Long-term Debt, Weighted Average Interest Rate										5.10%	5.50%	6.70%	6.30%	7.00%	5.80%
Debt Instrument, Term										10.4	10	8.2	8.5	10	8.3
Repayments of Debt									10,500,000					28,000,000
Mortgage Loans on Real Estate, New Mortgage Loans									11,900,000	29,000,000	35,000,000	4,600,000	17,100,000	25,000,000		24,000,000
Noncontrolling Interest In Mortgage Loans												2,800,000	8,200,000
Gain On Extinguishment of Debt														7,000,000
Carrying amount of debt extinguished														35,000,000
Noncontrolling Interest In Gain On Extinguishment Of Debt														$ 4,200,000
Derivative, Description of Variable Rate Basis											LIBOR
Spread											2.50%
Joint Ventures Ownership Percentage			60.00%
Ownership Interest in entity			100.00%